Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	Oct. 07, 2022	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	Dec. 06, 2016	May 31, 2016	May 31, 2015	May 31, 2014
C000215377
Account Value [Line Items]
Account Value	$ 25,390	$ 20,655		$ 20,485	$ 20,625	$ 14,095	$ 13,414	$ 13,152	$ 11,840		$ 10,295	$ 10,347	$ 9,423
C000215373
Account Value [Line Items]
Account Value	25,804	20,992		20,819	21,070	14,477	13,853	13,651	12,357		10,804	10,931	10,000
C000215405
Account Value [Line Items]
Account Value	14,784	12,866		13,359	14,820	11,210	11,093	11,348	10,412		9,394	9,694	9,425
C000215404
Account Value [Line Items]
Account Value	14,776	12,860		13,352	14,919	11,364	11,329	11,679	10,796		9,815	10,209	10,000
C000055103
Account Value [Line Items]
Account Value	22,261	17,696		18,393	17,605	11,842	12,182	12,001	11,292		9,698	10,239	9,426
C000055105
Account Value [Line Items]
Account Value	22,242	17,680		18,377	17,718	12,013	12,441	12,341	11,711		10,131	10,772	10,000
C000022956
Account Value [Line Items]
Account Value	32,596	24,024		22,348	25,540	19,462	16,045	15,121	12,965		10,861	10,788	10,000
C000022958
Account Value [Line Items]
Account Value	32,626	24,045		22,368	25,749	19,768	16,418	15,594	13,468		11,368	11,370	10,000
C000215383
Account Value [Line Items]
Account Value	19,673	15,502		16,224	17,293	11,060	11,454	12,362	11,221		9,760	10,175	9,425
C000215384
Account Value [Line Items]
Account Value	20,066	15,812		16,548	17,730	11,398	11,854	12,857	11,726		10,253	10,741	10,000
C000022966
Account Value [Line Items]
Account Value	24,104	20,070		18,741	23,439	16,373	14,402	13,987	12,363		10,633	10,796	9,424
C000022968
Account Value [Line Items]
Account Value	24,117	20,081		18,751	23,609	16,609	14,724	14,415	12,833		11,119	11,375	10,000
C000238235
Account Value [Line Items]
Account Value	12,834	10,029	$ 9,425
C000238236
Account Value [Line Items]
Account Value	13,452	10,591	$ 10,000
C000215396
Account Value [Line Items]
Account Value	17,846	15,114		16,025	18,338	11,605	12,410	13,899	12,401		10,487	10,469	9,425
C000215395
Account Value [Line Items]
Account Value	17,790	15,079		15,989	18,460	11,764	12,668	14,318	12,873		$ 10,964	$ 11,027	$ 10,000
C000175116
Account Value [Line Items]
Account Value	$ 18,854	$ 15,779		$ 16,788	$ 15,794	$ 11,920	$ 11,768	$ 11,330	$ 10,137	$ 9,425